Segment information (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Non-current assets	SFr 1,958,709	SFr 1,966,592
Switzerland
Disclosure of operating segments [line items]
Non-current assets	SFr 1,958,709	SFr 1,966,592